13F-HR
<SEQUENCE>1
<FILENAME>ais13f033111.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
				 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Argi Investment Services, LLC
Address: 1914 Stanley Gault Parkway
         Louisville, KY 40223
13F File Number: 028-14480
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jan Peebles
Title:	Director of Compliance
Phone:	502-753-0609
Signature,	Place,		and Date of Signing:
Jan Peebles 	Louisville, KY	May 9, 2012
Report Type (Check only one.):
[X]13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	85
Form 13F Information Table Value Total:	$313,436

List of Other Included Managers:	NONE

No. 13F File Number

FORM 13F INFORMATION TABLE
				      VALUE   SHRS OR    SH/  PUT/  INVEST  OTHER  VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP  (X$1000) PRN AMT    PRN  CALL  DSCRETN  MGRS  SOLE SHARED  NONE
Alliance/Bernst COM	01881E101       274   33487      SH          SOLE            0    0   33487
Altria Group	COM     02209S103       372   12162.351  SH	     SOLE	     0    0   12162.351
Apple Inc	COM	037833100       800    1311      SH          SOLE	     0	  0    1311
Applied Mater.	COM	038222105	353   28291.941  SH	     SOLE	     0    0   28291.941
Archer Daniels	COM	039483102	357   11413.043  SH	     SOLE	     0    0   11413.043
AT&T Inc.	COM	00206R102       399   12791.045  SH 	     SOLE            0    0   12791.045
Best Buy	COM	086516101	312   12604.866	 SH	     SOLE	     0    0   12604.866
Bunge Ltd.	COM	G16962105	389    5783.713	 SH	     SOLE	     0    0    5783.713
Chevron Corp	COM	166764100       839    7854.689	 SH          SOLE            0    0    7854.689
Cincinnati Fin. COM	172062101	406   11685.304	 SH	     SOLE	     0    0   11685.304
Cisco Sys	COM	17275R102       349   16580.311	 SH	     SOLE	     0    0   16580.311
Coca Cola Co	COM	191216100       306    4151.097  SH          SOLE	     0	  0    4151.097
Conoco Phillips	COM	20825C104	523    6894.445  SH	     SOLE	     0	  0    6894.445
Corning Inc.	COM	219350105	330   23496.691	 SH	     SOLE	     0	  0   23496.691
Diamond Offsh.	COM	25271C102	357    5389.857  SH	     SOLE	     0    0    5389.857
Eli Lilly & Co.	COM	532457108	349    8726.327	 SH	     SOLE	     0	  0    8726.327
Entergy Corp.	COM	29364G103	310    4628.519	 SH	     SOLE	     0	  0    4628.519
Exxon Mobil 	COM	30231G102       697    8102      SH          SOLE	     0    0    8102
Ford Motor	COM	345370860	128   10251	 SH	     SOLE	     0	  0   10251
Freeport McMor.	COM	35671D857	335    8897	 SH	     SOLE	     0	  0    8897
General Dyn.	COM	369550108	358    4921.24   SH	     SOLE	     0    0    4921.24
GE		COM	369604103      8696  435897.69   SH          SOLE	     0    0  435897.69
Greenhaven Commodity	395258106      8142  271942      SH          SOLE            0    0  271942
Gug Russ MCP Equal	78355W577     15308  446435	 SH	     SOLE	     0	  0  446435
Gug S&P 500 Equal	78355W106     38109  736834.03	 SH	     SOLE	     0	  0  736834.03
Halliburton	COM	406216101       379   11557	 SH	     SOLE	     0	  0   11557
Hess Corp.	COM	42809H107	325    5563.861	 SH	     SOLE	     0	  0    5563.861
Hewlett Packard	COM	428236103	310   13189.824	 SH	     SOLE	     0	  0   13189.824
Humana Inc.	COM	444859102	538    5875.253	 SH	     SOLE	     0	  0    5875.253
Intel Corp.	COM	458140100	493   17509.017	 SH	     SOLE	     0	  0   17509.017
IBM		COM	459200101       356    1709      SH          SOLE	     0    0    1709
iShares Barclys 1-3YrCr	464288646     30928  294075.53   SH          SOLE	     0    0  294075.53
iShares Barclys Agg Bnd	464287226	710    6454	 SH	     SOLE	     0	  0    6454
iShares Barclys Sh Trea	464288679       939    8526      SH          SOLE	     0    0    8526
iShares Barclys Tips BD	464287176     32007  271151.79   SH          SOLE	     0    0  271151.79
iShares Barclys 1-3Yr	464287457      1029   12204      SH          SOLE	     0    0   12204
iShares DJ US Real Est	464287739       465    7529      SH          SOLE	     0    0    7529
iShares DJ US Energy	464287796	208    5036	 SH	     SOLE	     0	  0    5036
iShares IBOXX Inv CPBD	464287242     22760  196362.49   SH          SOLE	     0    0  192362.49
iShares High Yld Corp	464288513       402    4417.146  SH          SOLE	     0    0    4417.146
iShares S&P Midcap 400	464287507      1666   16780      SH          SOLE	     0    0   16780
iShares MSCI EAFE Index	464287465       840   15448      SH          SOLE	     0    0   15448
iShares MSCI Emerg Mkt	464287234       733   17198      SH          SOLE	     0    0   17198
iShares S&P 500 Index	464287200       455    3236.645  SH          SOLE	     0    0    3236.645
iShares S&P Asia 50 Idx	464288430       390    8838.08   SH          SOLE	     0    0    8838.08
iShares S&P MC 400 VL	464287705       290    3390      SH          SOLE	     0    0    3390
iShares Nat'l Muni Bond	464288414	225    2056	 SH	     SOLE	     0	  0    2056
iShares S&P SMLCP Grwth	464287887       349    4219      SH          SOLE	     0    0    4219
iShares S&P SMLCP VL	464287879     10885  138051.29   SH          SOLE	     0    0  138051.29
iShares US PFD Stock    464288687       460   11792.929  SH          SOLE            0    0   11792.929
Johnson & John. COM     478160104       232    3537      SH          SOLE            0    0    3537
Lockheed Martin	COM	539830109	396    4414.621	 SH	     SOLE	     0	  0    4414.621
MKTVEC Intermed. Muni 	57060U845       238   10391.261  SH          SOLE	     0    0   10391.261
MKTVEC Short Muni Idx	57060U803       520   29320      SH          SOLE	     0    0   29320
Microsoft Corp. COM     594918104       611   19018.018  SH          SOLE            0    0   19018.018
Northrop Grum.	COM	666807102	344    5643.218	 SH	     SOLE	     0	  0    5643.218
Parker Hannifin	COM	701094104       353    4168.244  SH          SOLE	     0    0    4168.244
Peabody Energy	COM	704549104	306   10335	 SH	     SOLE	     0	  0   10335
Pepsico Inc	COM	713448108       278    4205 	 SH          SOLE	     0    0    4205
Pfizer Inc.	COM	717081103	210    9362.404	 SH	     SOLE	     0	  0    9362.404
Philip Morris	COM	718172109       446    5141.584	 SH	     SOLE	     0    0    5141.584
Powershares DB Cmdty	73935S105      1046   36716      SH          SOLE	     0    0   36716
Proctor Gamble	COM     742718109      3607   53822      SH          SOLE	     0    0   53822
Raytheon Co.	COM	755111507	380    7194.915	 SH	     SOLE	     0	  0    7194.915
SPDR Global RE          78463X749     14628  377594.57   SH          SOLE            0    0  377594.57
SPDR Gold Trust		78463v107       248    1538	 SH	     SOLE	     0    0    1538
SPDR High Yld		78464A417     15422  390430.72   SH          SOLE	     0    0  390430.72
The Mosaic Co.	COM	61945C103	324    5867.851	 SH	     SOLE	     0	  0    5867.851
UPS Class B	COM     911312106       944   11817      SH          SOLE            0    0   11817
Valero Energy	COM	91913Y100       458   17180.329	 SH	     SOLE	     0	  0   17180.329
Vanguard Intl Equity	922042775      4682  106744      SH          SOLE	     0    0  106744
Vanguard MSCI Ermg Mkt	922042858     19064  443154.09   SH          SOLE	     0    0  443154.09
Vanguard MSCI Europe	922042874       564   12370      SH          SOLE	     0    0   12370
Vanguard MSCI Pacific	922042866     11645  219969.92   SH          SOLE	     0    0  219969.92
Vanguard Growth MSCI US	922908736	192    2714.084	 SH	     SOLE	     0	  0    2714.084
Vanguard MC Grwth Int.	922908538	204    2965	 SH	     SOLE	     0	  0    2965
Vanguard MSCI SCAP Grw	922908595     10333  118784.1    SH          SOLE	     0    0  118784.1
Vanguard REIT ETF	922908553      1866   29561.098  SH          SOLE	     0    0   29561.098
Vanguard SCAP Value	922908611      1273   18068.159  SH          SOLE	     0    0   18068.159
Vanguard Total BD Mkt	921937835      1083   12973      SH          SOLE	     0    0   12973
Vanguard Stock Mkt ETF	922908769      8314  115359      SH          SOLE	     0    0  115349
WeyerHaeuser 	COM	962166104	400   18271.716	 SH	     SOLE	     0	  0   18271.716
WisdomTree Div. Fund	97717W406     23217  425134.19   SH          SOLE            0    0  425134.19
xerox Corp. 	COM	984121103	329   40425.035	 SH	     SOLE	     0	  0   40425.035
YUM! Brands Inc	COM	988498101      2339   33273.367  SH          SOLE	     0    0   33273.367